Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
CASH AND CASH EQUIVALENTS
Cash equivalents	6	6	18,105
Cash	60,695	26,944	233,837
Cash and cash equivalents	60,701	26,950	251,942
Cash equivalents mainly include term deposits with short-term maturities.
As of December 31, 2023, in addition to the Group’s bank accounts, cash includes notice accounts amounting to €231,562 thousand.
These funds are available on demand within 24 hours and without penalty.
The increase in cash and cash equivalents over the year ended December 31, 2023 is mainly explained by the proceeds from (i) the
Kreos / Claret and Heights Financings from August 2023 and (ii) the Group’s Global Offering conducted in October 2023 (see Note
3.3).
As of December 31, 2023, the impact of the revaluation of cash and cash equivalents held in U.S. dollars into the Group's presentation currency is a net financial expense of €3,196 thousand.